CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue:
Revenue	$ 2,797,288	$ 2,805,839	$ 2,595,777
Costs and expenses:
Direct costs	1,979,883	1,974,135	1,818,220
Selling, general and administrative	341,690	336,748	325,794
Depreciation and amortization	66,126	61,550	65,916
Restructuring (Note 14)	18,089	0	12,490
Total costs and expenses	2,405,788	2,372,433	2,222,420
Income from operations	391,500	433,406	373,357
Interest income	2,724	6,859	4,759
Interest expense	(13,019)	(13,276)	(13,502)
Income before income taxes expense	381,205	426,989	364,614
Income tax expense (Note 13)	(47,875)	(51,133)	(41,958)
Income before share of earnings from equity method investments	333,330	375,856	322,656
Share of equity method investments	(366)	0	0
Net Income	332,964	375,856	322,656
Net income attributable to noncontrolling interest	(633)	(1,870)	0
Net income attributable to the Group	$ 332,331	$ 373,986	$ 322,656
Net income per Ordinary Share attributable to the Group (Note 26):
Basic (USD per share)	$ 6.20	$ 6.85	$ 5.96
Diluted (USD per share)	$ 6.15	$ 6.79	$ 5.89
Weighted average number of ordinary shares outstanding:
Basic (in shares)	52,859,911	53,859,537	54,118,764
Diluted (in shares)	53,283,585	54,333,461	54,790,663